Other Loans	12 Months Ended
Sep. 30, 2024
Other Loans [Abstract]
OTHER LOANS

7. Other loans

	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Long-term loans
Loan 1(1)	259,000	33,336	—
Loan 2(2)	187,040	24,074	—
Loan 3(3)	410,000	52,772	—
Less: Current portion of long-term loans	856,040	110,182	—
Long term loan- non-current portion	—	—	—

The Company’s other loans which are all denominated in HK$, consist of:

(1)	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$ 388,500 (approximately US$ 50,005). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the receivable of the Company.

(2)	On June 6, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$ 280,560 (approximately US$ 36,111). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 9 equal monthly instalments. The loan has been secured by the receivable of the Company.

(3)	On August 30, 2024, TSL entered into an agreement with one of the customers, pursuant to which TSL granted a loan in the amount of HK$ 410,000 (approximately US$ 52,772). The loan is at effective interest rate of 16% on principal and the principal is to be paid off by 6 equal monthly instalments. The loan has been secured by the receivable of the Company.